Long-term debt (Schedule of Repayments of Long-Term Debt) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Borrowings [abstract]
Year ending December 31, 2021	$ 1,094
2022	850
2023	743
2024	642
2025	581
Balance - Beginning of year	8,461	$ 8,150
Accreted interest and valuation adjustments	36	1,239
Revaluation of long-term debt	(628)	(840)
Repayment of debt	(41)	(88)
Balance - End of year	8,828	8,461
Less: Current portion	(1,094)	(88)
Non-current portion	$ 7,734	$ 8,373